Accounting for transmission line projects entered into by the Group (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of Movement of Contract Assets	The movement of contract assets during the year ended March 31, 2024 and 2023 are summarised below:

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Balance at the beginning of the year	—	7,711	93
Recognition of contract assets pursuant to recognition of construction revenue*	7,557	4,153	50
Unwinding of contract assets (calculated at the rate of 7.01% p.a. to 9.01% p.a.)	154	530	6
Derecognition of contract asset for BOOM projects (refer (a) above)**	—	(10,678)	(128)
Balance at the end of the year	7,711	1,716	21

Non-current	7,139	1,500	18
Current	572	216	3

* includes profit of INR 161 (March 31, 2023: INR 292).

** includes INR 95 which was transferred to trade receivable